Income Taxes - Movement in net deferred tax assets and liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset, beginning of year	$ 936,678,000	$ 956,376,000
Recovery (expense) for the year in net earnings	5,448,000	(18,694,000)
Recovery (expense) for the year in other comprehensive income	(4,541,000)	(1,006,000)
Effect of movements in exchange rates	(6,000)	2,000
Net deferred tax asset, end of year	$ 937,579,000	$ 936,678,000